CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 26,570	$ 17,649	$ 12,267
Cost of revenues
Total cost of revenues	16,347	11,261	6,063
Gross profit	10,223	6,388	6,204
Operating expenses:
Research and development	3,110	3,412	2,763
Sales and marketing	2,200	2,657	1,655
General and administrative	5,460	5,186	4,149
Other(income) expense, net	2,812	1,138	4,374
Total operating expenses	13,582	12,393	12,941
Operating loss	(3,359)	(6,005)	(6,737)
Financial expenses, net	(663)	(1,751)	(3,396)
Loss before income taxes	(4,022)	(7,756)	(10,133)
Income tax	0	299	(5)
Net loss	$ (4,022)	$ (7,457)	$ (10,138)
Net loss per share:
Net loss per share Basic	$ (0.6)	$ (2)	$ (3.9)
Net loss per share Diluted	$ (0.6)	$ (2)	$ (3.9)
Shares used in calculation of net income per share:
Shares used in calculation of net income per share Basic	6,762,038	3,691,226	2,619,810
Shares used in calculation of net income per share Diluted	6,762,038	3,691,226	2,619,810
Product [Member]
Revenues
Total revenues	$ 19,767	$ 10,100	$ 4,475
Cost of revenues
Total cost of revenues	11,175	7,261	1,935
Service [Member]
Revenues
Total revenues	6,803	7,549	7,792
Cost of revenues
Total cost of revenues	$ 5,172	$ 4,000	$ 4,128